FRANKLIN BSP PRIVATE CREDIT FUND

Schedule of Investments

March 31, 2025

(Unaudited)

Portfolio Company (a)	Industry	Investment Coupon Rate/Maturity (b)	Principal/ Numbers of Shares	Fair Value
Collateralized Securities - 7.8%
CLO Debt - 7.8%
Elmwood CLO 31, Ltd. 24-7A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (8.50%), 7/17/2037	$1,500,000	$1,500,000
Elmwood CLO 32, Ltd. 24-8A D2 (c)(d)(e)	Diversified Investment Vehicles	S+4.20% (9.00%), 10/18/2037	800,000	800,000
Frontier Issuer, LLC 24-1 C (c)(e)	Diversified Investment Vehicles	11.16%, 6/20/2054	1,000,000	1,131,900
Generate CLO, Ltd. 23-11A D2RA (c)(d)(e)	Diversified Investment Vehicles	S+4.85% (9.14%), 10/20/2037	2,000,000	2,000,000
Golub Capital Partners Short Duration 22-1A DR (c)(d)(e)	Diversified Investment Vehicles	S+4.60% (8.90%), 7/25/2033	1,500,000	1,500,000
HalseyPoint CLO II, Ltd. 20-2A D2R (c)(d)(e)	Diversified Investment Vehicles	S+5.00% (9.29%), 7/20/2037	1,000,000	996,840
Morgan Stanley Eaton Vance CLO, Ltd. 23-19A D (c)(d)(e)	Diversified Investment Vehicles	S+5.50% (9.79%), 7/20/2036	1,000,000	1,012,900
Wind River CLO, Ltd. 18-3A D (c)(d)(e)	Diversified Investment Vehicles	S+2.95% (7.50%), 1/20/2031	250,000	246,262
Ziply Fiber Issuer, LLC 24-1A C (c)(e)	Diversified Investment Vehicles	11.17%, 4/20/2054	1,000,000	1,077,500
Total CLO Debt (Cost $10,024,808)				$10,265,402
Total Collaterized Securities (Cost $10,024,808)				$10,265,402
Senior Secured First Lien Debt - 100.9%
Bank Loans - 95.1%
300 Pressler Street Owner, LLC (d)(e)(f)	Real Estate	S+6.00% , 3/20/2028	$-	$(50,000)
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.25%, 5/8/2030	-	-
Adelaide Borrower, LLC (d)(e)(f)	Software/Services	S+6.25%, 5/8/2030	-	-
Adelaide Borrower, LLC (d)(e)	Software/Services	S+6.25% (10.55%), 5/8/2030	1,827,586	1,827,586
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (9.56%), 10/31/2030	3,137,310	3,137,310
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (9.55%), 10/31/2030	784,075	784,075
American Auto Auction Group, LLC (d)	Transportation	S+4.50% (8.80%), 12/30/2027	742,433	740,577
Amneal Pharmaceuticals, LLC (d)	Healthcare	S+5.50% (9.83%), 5/4/2028	731,132	742,786
Aramsco, Inc. (d)(e)	Business Services	S+4.75% (9.05%), 10/10/2030	1,511,494	1,400,656
Aramsco, Inc. (d)(e)(f)	Business Services	S+4.75%, 10/10/2030	(70,459)	(81,910)
Arctic Holdco, LLC (d)(e)(f)	Paper & Packaging	S+5.25% (9.55%), 1/31/2032	77,400	74,762
Arctic Holdco, LLC (d)(e)	Paper & Packaging	S+5.25% (9.55%), 1/31/2032	2,368,065	2,344,931
Arctic Holdco, LLC (d)(e)(f)	Paper & Packaging	S+5.25% (9.55%), 1/31/2031	86,400	84,648
Artera Services, LLC (d)	Utilities	S+4.50% (8.80%), 2/18/2031	742,500	702,487
Artifact Bidco, Inc. (d)(e)	Software/Services	S+4.50% (8.80%), 7/28/2031	792,000	784,872
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/28/2031	-	(1,746)
Artifact Bidco, Inc. (d)(e)(f)	Software/Services	S+4.50%, 7/26/2030	-	(1,251)
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+4.75%, 7/14/2031	-	(5,076)
AuditBoard, Inc. (d)(e)(f)	Software/Services	S+4.75%, 7/14/2031	-	(2,034)
AuditBoard, Inc. (d)(e)	Software/Services	S+4.75% (9.05%), 7/14/2031	1,185,000	1,174,335
Axiom Global, Inc. (d)(e)	Business Services	S+4.75% (9.14%), 10/2/2028	1,389,500	1,389,500
Azurite Intermediate Holdings, Inc. (d)(e)(f)	Software/Services	S+6.50%, 3/19/2031	-	-
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.50% (10.83%), 3/19/2031	1,171,875	1,171,875
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.50% (10.83%), 3/19/2031	515,625	515,625
Big Apple Advisory, LLC (d)(e)(f)	Business Services	S+4.50%, 11/18/2031	-	(3,106)
Big Apple Advisory, LLC (d)(e)	Business Services	S+4.50% (8.80%), 11/18/2031	2,432,000	2,408,896
Big Apple Advisory, LLC (d)(e)(f)	Business Services	S+4.50%, 11/18/2031	-	(11,105)
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00%, 7/10/2031	-	-
Bingo Group Buyer, Inc. (d)(e)	Utilities	S+5.00% (9.30%), 7/10/2031	784,060	784,060
Bingo Group Buyer, Inc. (d)(e)(f)	Utilities	S+5.00% (9.30%), 7/10/2031	2,858	2,858
Carr, Riggs & Ingram Capital, LLC (d)(e)	Business Services	S+4.75% (9.07%), 11/18/2031	647,000	640,854
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Business Services	S+4.75% (9.07%), 11/18/2031	37,500	36,075
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Business Services	S+4.75% (9.04%), 11/18/2031	53,417	50,301
Catawba Nation Gaming Authority (d)	Gaming/Lodging	S+4.75% (9.05%), 3/29/2032	1,700,000	1,702,839
CMI Marketing, Inc. (d)	Media/Entertainment	S+4.25% (8.69%), 3/23/2028	1,237,147	1,213,430
Cold Spring Brewing, Co. (d)(e)	Food & Beverage	S+4.75% (9.07%), 12/10/2029	1,203,648	1,192,334
CommerceHub, Inc. (d)	Technology	S+6.25% (10.56%), 12/29/2027	237,000	235,618
Corfin Industries, LLC (d)(e)	Industrials	S+5.25% (9.70%), 12/27/2027	1,125,000	1,125,000
Cornerstone Building Brands, Inc. (d)	Industrials	S+4.50% (8.82%), 5/15/2031	497,500	408,129
CPM Holdings, Inc. (d)	Industrials	S+4.50% (8.82%), 9/28/2028	992,462	974,012
Delivery Hero Finco, LLC (d)	Food & Beverage	S+5.00% (9.32%), 12/12/2029	990,000	988,970
Demakes Borrower, LLC (d)(e)(f)	Food & Beverage	S+6.00%, 12/12/2029	-	-
Demakes Borrower, LLC (d)(e)	Food & Beverage	S+6.00% (10.30%), 12/12/2029	992,438	992,438
Division Holding Corp. (d)(e)	Business Services	S+4.75% (9.19%), 5/26/2028	458,416	458,416
Dodge Construction Network, LLC (d)(e)	Business Services	S+6.25% (10.72%), 1/31/2029	1,496,250	1,505,175
Eastern Power, LLC (d)	Utilities	S+5.25% (9.57%), 4/3/2028	967,612	946,527
Einstein Parent, Inc. (d)(e)(f)	Software/Services	S+6.50%, 1/22/2031	-	(2,287)
Einstein Parent, Inc. (d)(e)	Software/Services	S+6.50% (10.79%), 1/22/2031	1,142,000	1,119,869
Electric Power Engineers, LLC (d)(e)(f)	Business Services	S+4.50%, 12/31/2031	-	(6,528)
Electric Power Engineers, LLC (d)(e)(f)	Business Services	S+4.50%, 12/31/2031	-	(2,611)
Electric Power Engineers, LLC (d)(e)	Business Services	S+4.50% (8.80%), 12/31/2031	1,428,000	1,414,291
Electro-Methods, LP (d)(e)	Industrials	S+4.75% (9.08%), 2/23/2032	1,770,000	1,743,845
Electro-Methods, LP (d)(e)(f)	Industrials	S+4.75%, 2/21/2032	-	(6,280)
Engineering Research And Consulting, LLC (d)(e)	Software/Services	S+5.00% (9.31%), 8/29/2031	748,125	748,125
Epic Y-grade Services, LP (d)	Energy	S+5.75% (10.04%), 6/29/2029	995,000	993,915
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.30%), 10/11/2028	342,548	336,896
Faraday Buyer, LLC (d)(e)(f)	Utilities	S+6.00%, 10/11/2028	-	(775)
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (10.30%), 10/11/2028	72,890	71,687
First Brands Group, LLC (d)	Consumer	S+5.00% (9.55%), 3/30/2027	2,474,101	2,291,636
Fitness International, LLC (d)	Consumer	S+5.25%, 2/12/2029	-	-
FloWorks International, LLC (d)(e)(f)	Industrials	S+4.75%, 11/26/2031	-	(2,413)
FloWorks International, LLC (d)(e)	Industrials	S+4.75% (9.07%), 11/26/2031	2,030,000	2,010,715
FNZ Group Entities, Ltd. (d)	Financials	S+5.00% (9.29%), 11/5/2031	750,000	689,685
Gainwell Acquisition Corp. (d)	Healthcare	S+4.00% (8.40%), 10/1/2027	1,974,943	1,848,211
GDC White Plains Fee, LLC (d)(e)	Real Estate	S+5.35% (9.67%), 12/9/2025	3,000,000	3,000,000
Global Medical Response, Inc. (d)	Healthcare	S+5.50% (9.79%) 0.75% PIK, 10/31/2028	1,003,352	1,001,957
Graftech Global Enterprises, Inc. (d)(f)	Industrials	S+6.00%, 12/21/2029	-	4,596
Graftech Global Enterprises, Inc. (d)	Industrials	S+6.00% (10.30%), 12/21/2029	415,040	423,083
Green Energy Partners/Stonewall, LLC (d)(e)	Utilities	S+6.00%, 11/12/2026	-	-
Hallandale Oasis 2019, LLC (d)(e)(f)	Real Estate	S+8.30% (12.62%), 8/9/2026	1,869,640	1,837,980
HealthEdge Software, Inc. (d)(e)	Healthcare	S+4.75% (9.07%), 7/16/2031	492,525	488,092
HealthEdge Software, Inc. (d)(e)(f)	Healthcare	S+4.75%, 7/16/2031	-	(1,341)
HealthEdge Software, Inc. (d)(e)	Healthcare	S+4.75% (9.07%), 7/16/2031	1,117,385	1,107,329
HelpSystems Holdings, Inc. (d)	Software/Services	S+4.00% (8.39%), 11/19/2026	1,489,549	1,356,607
Higginbotham Insurance Agency, Inc. (d)(e)	Financials	S+4.50% (8.83%), 11/24/2028	1,551,783	1,551,783
Higginbotham Insurance Agency, Inc. (d)(e)(f)	Financials	S+4.75% (9.07%), 11/24/2028	435,076	435,076
Highway 16A Apartments, LLC (d)(e)(f)	Real Estate	S+4.00%, 2/9/2028	-	(30,000)
InhabitIQ, Inc. (d)(e)(f)	Software/Services	S+4.50%, 1/12/2032	-	(1,124)
InhabitIQ, Inc. (d)(e)(f)	Software/Services	S+4.50%, 1/12/2032	-	(901)
InhabitIQ, Inc. (d)(e)	Software/Services	S+4.50% (8.83%), 1/12/2032	1,338,000	1,331,522
Inmar, Inc. (d)	Business Services	S+5.00% (9.33%), 10/30/2031	995,000	993,139
Integrated Global Services, Inc. (d)(e)	Industrials	S+5.00% (9.31%), 3/6/2032	1,680,000	1,655,046
Integrated Global Services, Inc. (d)(e)(f)	Industrials	S+5.00%, 3/6/2032	-	(4,159)
Integrated Global Services, Inc. (d)(e)(f)	Industrials	S+5.00%, 3/6/2031	-	(4,671)
IW Buyer, LLC (d)(e)(f)	Industrials	S+5.00%, 6/28/2029	-	-
IW Buyer, LLC (d)(e)	Industrials	S+5.00% (9.40%), 6/28/2029	1,136,876	1,136,876
IXS Holdings, Inc. (d)	Transportation	S+4.25%, 3/5/2027	-	-
J&K Ingredients, LLC (d)(e)	Food & Beverage	S+6.25% (10.55%), 11/16/2028	1,110,938	1,110,938
Jump Financial, LLC (d)	Financials	S+4.25% (8.55%), 2/26/2032	2,460,649	2,471,427
Jupiter Buyer, Inc. (d)	Industrials	S+4.75% (9.07%), 11/1/2031	448,276	447,904
Jupiter Buyer, Inc. (d)(f)	Industrials	S+4.75%, 11/1/2031	-	(43)
Kelso Industries, LLC (d)	Industrials	S+5.75% (10.08%), 12/30/2029	-	-
LABL, Inc. (d)	Paper & Packaging	S+5.00% (9.43%), 10/30/2028	496,154	409,739
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (10.04%), 1/29/2027	2,329,195	2,337,930
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (10.04%), 1/29/2027	131,753	132,247
LSF12 Donnelly Bidco, LLC (d)(e)	Industrials	S+6.50% (10.83%), 10/2/2029	1,108,125	1,108,125
Lumen Technologies, Inc. (d)	Telecom	S+6.00% (10.33%), 6/1/2028	973,917	971,891
Mandrake Bidco, Inc. (d)(e)	Industrials	S+4.75% (9.04%), 8/20/2031	3,037,140	3,037,140
Mandrake Bidco, Inc. (d)(e)(f)	Industrials	S+4.75%, 8/20/2030	-	-
Max US Bidco, Inc. (d)	Food & Beverage	S+5.00% (9.31%), 10/3/2030	1,486,241	1,455,966
Mckissock Investment Holdings, LLC (d)	Education	S+5.00% (9.29%), 3/12/2029	1,110,938	1,102,839
Megavolt Borrower, LLC (d)(e)(f)	Utilities	S+4.75% (9.05%), 2/13/2031	91,200	89,334
Megavolt Borrower, LLC (d)(e)	Utilities	S+4.75% (9.05%), 2/13/2032	1,902,000	1,864,645
Midwest Physician Administrative Services, LLC (d)	Healthcare	S+3.00%, 3/13/2028	-	-
Miller Environmental Group, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/10/2031	-	(1,725)
Miller Environmental Group, Inc. (d)(e)	Business Services	S+4.75% (9.05%), 9/10/2031	897,750	891,556
Miller Environmental Group, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/10/2031	-	(3,450)
MRI Software, LLC (d)(e)(f)	Software/Services	S+4.75% (9.05%), 2/10/2027	260,798	252,317
MRI Software, LLC (d)(e)	Software/Services	S+4.75% (9.05%), 2/10/2027	275,302	273,209
MYOB US Borrower, LLC (d)	Business Services	S+4.00%, 5/6/2026	-	-
Neptune Bidco US, Inc. (d)	Publishing	S+5.00% (9.39%), 4/11/2029	1,241,790	1,066,772
New Fortress Energy, Inc. (d)	Utilities	S+5.50% (9.79%), 10/30/2028	2,440,554	2,086,674
One Call Corp. (d)	Healthcare	S+5.50% (10.06%), 4/22/2027	1,489,043	1,442,883
Onex TSG Intermediate Corp. (d)	Healthcare	S+4.75% (9.30%), 2/28/2028	333,352	335,019
PetVet Care Centers, LLC (d)(e)	Healthcare	S+6.00% (10.33%), 11/15/2030	1,710,350	1,682,813
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2029	-	(3,639)
PetVet Care Centers, LLC (d)(e)(f)	Healthcare	S+6.00%, 11/15/2030	-	(3,639)
PlayPower, Inc. (d)(e)(f)	Industrials	S+5.00%, 8/28/2030	-	-
PlayPower, Inc. (d)(e)	Industrials	S+5.00% (9.30%), 8/28/2030	972,115	972,115
PlayPower, Inc. (d)(e)	Industrials	S+5.00% (9.30%), 8/28/2030	164,588	164,588
PLZ Aeroscience Corp. (d)	Paper & Packaging	S+3.75% (8.19%), 8/3/2026	744,171	698,189
PREF Montabella PropCo, LLC & PREF Dominion PropCo, LLC (d)(e)	Real Estate	S+4.00% (8.32%), 1/14/2027	3,000,000	3,000,000
Pretzel Parent, Inc. (d)	Media/Entertainment	S+4.50% (8.83%), 10/1/2031	1,000,000	998,750
Pug, LLC (d)	Media/Entertainment	S+4.75% (9.08%), 3/15/2030	977,696	972,808
Reagent Chemical and Research, LLC (d)(e)	Chemicals	S+5.25% (9.57%), 4/30/2031	2,632,450	2,632,450
Reagent Chemical and Research, LLC (d)(e)(f)	Chemicals	S+5.25%, 4/30/2030	-	-
Rialto Management Group, LLC (d)(e)(f)	Financials	S+5.00%, 12/5/2030	-	(370)
Rialto Management Group, LLC (d)(e)	Financials	S+5.00% (9.33%), 12/5/2030	1,092,349	1,081,972
Russell Investments US Institutional Holdco, Inc. (d)	Financials	S+6.50% (10.79%) 1.50% PIK, 5/28/2027	751,024	724,423
Saturn Sound Bidco, Ltd. (d)(e)	Business Services	S+5.25% (9.57%), 12/3/2031	1,270,000	1,257,935
Saturn Sound Bidco, Ltd. (d)(e)(f)	Business Services	S+5.25%, 12/3/2031	-	(2,194)
Serrano Parent, LLC (d)(e)	Software/Services	S+6.50% (10.92%), 5/12/2030	3,135,000	3,069,165
Serrano Parent, LLC (d)(e)(f)	Software/Services	S+6.50%, 5/12/2030	-	(6,783)
Sinclair Television Group, Inc. (d)	Broadcasting	S+4.10% (8.53%), 12/31/2030	746,173	619,943
Socket Holdings Corp. (d)(e)(f)	Telecom	S+5.25%, 3/31/2031	-	(1,550)
Socket Holdings Corp. (d)(e)	Telecom	S+5.25% (9.58%), 3/31/2031	1,213,000	1,194,811
Socket Holdings Corp. (d)(e)(f)	Telecom	S+5.25%, 3/31/2031	-	(6,225)
Team Health Holdings, Inc. (d)	Healthcare	S+5.25% (9.54%), 3/2/2027	1,487,095	1,445,694
TEI Intermediate, LLC (d)(e)(f)	Business Services	P+3.75% (11.25%), 12/15/2031	22,447	22,065
TEI Intermediate, LLC (d)(e)	Business Services	S+4.75% (9.05%), 12/15/2031	1,169,000	1,166,194
TEI Intermediate, LLC (d)(e)(f)	Business Services	S+4.75%, 12/15/2031	-	(898)
Truck Hero, Inc. (d)	Transportation	S+5.00% (9.44%), 1/31/2028	993,741	971,689
Trystar, LLC (d)(e)	Utilities	S+4.50% (8.79%), 8/6/2031	1,265,828	1,254,308
Trystar, LLC (d)(e)	Utilities	S+4.50% (8.79%), 8/6/2031	534,660	529,795
Trystar, LLC (d)(e)(f)	Utilities	S+4.50%, 8/6/2031	-	(2,930)
Trystar, LLC (d)(e)(f)	Utilities	S+4.50%, 8/6/2031	-	(5,869)
Vaco Holdings, LLC (d)	Business Services	S+5.00% (9.45%), 1/22/2029	1,983,994	1,828,826
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+6.00%, 3.25% PIK, 8/23/2031	-	(1,740)
Varicent Intermediate Holdings Corp. (d)(e)(f)	Software/Services	S+6.00%, 3.25% PIK, 8/23/2031	17,868	14,733
Varicent Intermediate Holdings Corp. (d)(e)	Software/Services	S+6.00% (10.30%) 3.25% PIK, 8/23/2031	1,000,522	986,815
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (10.81%), 9/1/2029	4,079,997	4,006,149
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (10.81%), 9/1/2029	317,405	311,660
Volunteer AcquisitionCo, LLC (d)(e)(f)	Industrials	S+6.50%, 9/1/2029	-	(11,548)
WaterBridge Midstream Operating, LLC (d)	Energy	S+4.75% (9.07%), 6/27/2029	1,741,250	1,725,422
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.75% (9.06%), 9/19/2031	139,049	132,858
Westwood Professional Services, Inc. (d)(e)(f)	Business Services	S+4.75%, 9/16/2031	-	(3,211)
Westwood Professional Services, Inc. (d)(e)	Business Services	S+4.75% (9.05%), 9/19/2031	2,312,380	2,291,106
WHK Waterfront Urban Renewal, LLC (d)(e)(f)	Real Estate	S+5.50% (9.82%), 7/9/2027	280,298	243,101
X Corp. (d)	Media/Entertainment	S+6.50% (10.95%), 10/26/2029	2,493,622	2,477,264
X Corp.	Media/Entertainment	9.50%, 10/26/2029	2,000,000	2,050,360
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00%, 11/22/2028	-	-
Zendesk, Inc. (d)(e)	Software/Services	S+5.00% (9.30%), 11/22/2028	545,240	545,240
Zendesk, Inc. (d)(e)(f)	Software/Services	S+5.00%, 11/22/2028	-	-
Total Bank Loans (Cost $125,530,901)				$125,820,582
Corporate Bonds - 5.8%
Brightline East, LLC (c)	Transportation	11.00%, 1/31/2030	$3,250,000	$2,850,153
Global Medical Response, Inc. (c)	Healthcare	10.00% PIK, 10/31/2028	1,005,555	1,005,917
Graftech Global Enterprises, Inc. (c)	Industrials	9.88%, 12/23/2029	2,000,000	1,570,000
Gray Television, Inc. (c)	Broadcasting	10.50%, 7/15/2029	500,000	520,675
Jane Street Group, LLC (c)	Financials	7.13%, 4/30/2031	1,000,000	1,027,549
Office Property Income Trust (c)	Real Estate	9.00%, 3/31/2029	750,000	713,738
Total Corporate Bonds (Cost $7,897,059)				$7,688,032
Total Senior Secured First Lien Debt (Cost $133,427,960)				$133,508,614
Senior Secured Second Lien Debt - 10.4%
Bank Loans - 10.4%
Altar Bidco, Inc. (d)	Technology	S+5.60% (9.75%), 2/1/2030	$1,500,000	$1,416,570
Alvogen Pharma US, Inc. (d)	Healthcare	S+10.50% (14.80%) 8.00% PIK, 3/1/2029	122,685	61,342
Ascend Learning, LLC (d)	Education	S+5.75% (10.18%), 12/10/2029	235,099	233,512
Corelogic, Inc. (d)	Business Services	S+6.50% (10.94%), 6/4/2029	2,000,000	1,927,080
Edelman Financial Center, LLC (d)	Financials	S+5.25% (9.58%), 10/6/2028	1,000,000	998,500
Icon Parent, Inc. (d)	Software/Services	S+5.00% (9.32%), 11/12/2032	1,000,000	998,750
IDERA, Inc. (d)(e)	Technology	S+6.75% (11.19%), 3/2/2029	503,049	452,744
Javelin Buyer, Inc. (d)	Software/Services	S+5.25% (9.56%), 10/8/2032	1,000,000	990,630
Kaseya, Inc. (d)	Software/Services	S+5.00% (9.33%), 3/18/2033	304,000	304,000
MH Sub I, LLC (d)	Business Services	S+6.25% (10.58%), 2/23/2029	1,000,000	923,210
Nexus Buyer, LLC (d)	Financials	S+6.25% (10.68%), 11/5/2029	750,000	745,043
OneDigital Borrower, LLC (d)	Financials	S+5.25% (9.58%), 7/2/2032	1,000,000	997,500
Peraton Corp. (d)	Business Services	S+7.75% (12.18%), 2/1/2029	2,275,000	1,693,465
Project Alpha Intermediate Holding, Inc. (d)	Software/Services	S+5.00% (9.32%), 11/22/2032	1,000,000	992,920
S&S Holdings, LLC (d)(e)	Consumer	S+8.75% (13.17%), 3/11/2029	1,000,000	972,000
Total Bank Loans (Cost $14,157,754)				$13,707,266
Total Senior Secured Second Lien Debt (Cost $14,157,754)				$13,707,266
Subordinated Debt - 12.7%
Bank Loans - 0.4%
300 Pressler Street Member, LLC (d)(e)(f)	Real Estate	S+15.25% , 3/20/2028	$-	$(9,653)
MG Martine-Main Westchester, LLC (e)	Real Estate	16.00%, 12/9/2025	384,783	384,783
WHK Waterfront Mezz, LLC (d)(e)(f)	Real Estate	S+11.90% (16.22%), 7/9/2027	187,200	173,802
Total Bank Loans (Cost $543,219)				$548,932
Convertible Bonds - 10.1%
Akamai Technologies, Inc.	Technology	1.13%, 2/15/2029	$750,000	$714,173
Alibaba Group Holding, Ltd. (c)	Business Services	0.50%, 6/1/2031	1,000,000	1,432,271
Box, Inc. (c)	Software/Services	1.50%, 9/15/2029	750,000	722,095
Coinbase Global, Inc.	Financials	0.25%, 4/1/2030	2,750,000	2,517,527
JetBlue Airways Corp. (c)	Transportation	2.50%, 9/1/2029	2,000,000	2,082,223
Lucid Group, Inc. (c)	Transportation	1.25%, 12/15/2026	1,000,000	800,699
MicroStrategy, Inc. (c)	Software/Services	0.63%, 9/15/2028	750,000	1,311,378
MicroStrategy, Inc. (c)	Software/Services	0.00%, 3/1/2030	1,000,000	958,270
MKS Instruments, Inc. (c)	Technology	1.25%, 6/1/2030	1,750,000	1,572,051
Shift4 Payments, Inc.	Technology	0.50%, 8/1/2027	750,000	757,000
Uniti Group, Inc. (c)	Telecom	7.50%, 12/1/2027	500,000	559,437
Total Convertible Bonds (Cost $13,972,120)				$13,427,124
Corporate Bonds - 2.2%
Ardonagh Group Finance, Ltd. (c)	Financials	8.88%, 2/15/2032	$500,000	$507,500
Samarco Mineracao, SA (c)	Industrials	9.00% PIK, 6/30/2031	1,235,073	1,198,021
Walgreens Boots Alliance, Inc.	Retail	4.80%, 11/18/2044	1,250,000	1,131,700
Total Corporate Bonds (Cost $2,767,857)				$2,837,221
Total Subordinated Debt (Cost $17,283,196)				$16,813,277
Equity/Other - 4.3%
Preferred Stock - Convertible - 3.7%
Higginbotham Insurance Agency, Inc. (c)(e)	Financials		522	$514,170
PG&E Corp.	Utilities	6.00%, 12/1/2027	98,370	4,401,074
Total Preferred Stock - Convertible (Cost $5,052,553)				$4,915,244
Preferred Stock - 0.6%
Fannie Mae	Financials		65,450	$778,855
Total Preferred Stock (Cost $324,976)				$778,855
Total Equity/Other (Cost $5,377,529)				$5,694,099
Total Investments - 136.1% (Cost $180,271,247)				$179,988,658
Liabilities in Excess of Other Assets - (36.1%)				(47,711,282)
Total Net Assets - 100.0%				$132,277,376

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the schedule of investments are non-affiliated, non-controlled investments.

(b)	The majority of the investments bear interest at a rate that may be determined by reference to Secured Overnight Financing Rate (“SOFR” or “S”) or Prime (“P”) and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at March 31, 2025. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For funded floating rate securities, the all-in rate is disclosed within parentheses.

(c)	Security may be subject to legal restrictions on sales. The aggregate value of these securities at March 31, 2025 was $29,611,549 which represented 22.39% of net assets.

(d)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

(f)	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The investment may be subject to an unused/letter of credit facility fee. The negative fair value, if applicable, is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost, if applicable, is the result of the capitalized discount being greater than the principal amount outstanding on the loan. Please refer to Note 8 for additional details.

The accompanying notes are an integral part of these financial statements.

As of March 31, 2025, the Fund had the following funding commitments:

Portfolio Company Name	Investment Type	Commitment Type	Total Commitment	Remaining Commitment
300 Pressler Street Member, LLC	Subordinated Debt	Delayed Draw	$965,251	$965,251
300 Pressler Street Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	5,000,000	5,000,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Delayed Draw	412,000	412,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Revolver	258,000	258,000
Aramsco, Inc.	Senior Secured First Lien Debt	Delayed Draw	226,608	226,608
Arctic Holdco, LLC	Senior Secured First Lien Debt	Delayed Draw	270,000	192,600
Arctic Holdco, LLC	Senior Secured First Lien Debt	Revolver	180,000	93,600
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Delayed Draw	194,000	194,000
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Revolver	139,000	139,000
AuditBoard, Inc.	Senior Secured First Lien Debt	Delayed Draw	564,000	564,000
AuditBoard, Inc.	Senior Secured First Lien Debt	Revolver	226,000	226,000
Azurite Intermediate Holdings, Inc.	Senior Secured First Lien Debt	Revolver	187,500	187,500
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Revolver	327,000	327,000
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Delayed Draw	1,169,000	1,169,000
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	244,000	244,000
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Revolver	94,000	91,142
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Delayed Draw	328,000	274,583
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Revolver	150,000	112,500
Demakes Borrower, LLC	Senior Secured First Lien Debt	Delayed Draw	283,000	283,000
Einstein Parent, Inc.	Senior Secured First Lien Debt	Revolver	118,000	118,000
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Delayed Draw	680,000	680,000
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Revolver	272,000	272,000
Electro-Methods, LP	Senior Secured First Lien Debt	Revolver	425,000	425,000
Faraday Buyer, LLC	Senior Secured First Lien Debt	Delayed Draw	47,000	47,000
FloWorks International, LLC	Senior Secured First Lien Debt	Delayed Draw	254,000	254,000
Graftech Global Enterprises, Inc.	Senior Secured First Lien Debt	Delayed Draw	237,166	237,166
Hallandale Oasis 2019, LLC	Senior Secured First Lien Debt	Delayed Draw	5,000,000	3,130,360
HealthEdge Software, Inc.	Senior Secured First Lien Debt	Revolver	149,000	149,000
Higginbotham Insurance Agency, Inc.	Senior Secured First Lien Debt	Delayed Draw	1,047,392	612,316
Highway 16A Apartments, LLC	Senior Secured First Lien Debt	Delayed Draw	3,000,000	3,000,000
InhabitIQ, Inc.	Senior Secured First Lien Debt	Delayed Draw	372,000	372,000
InhabitIQ, Inc.	Senior Secured First Lien Debt	Revolver	232,000	232,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	280,000	280,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Revolver	315,000	315,000
IW Buyer, LLC	Senior Secured First Lien Debt	Revolver	290,135	290,135
Jupiter Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	51,724	51,724
Mandrake Bidco, Inc.	Senior Secured First Lien Debt	Revolver	517,000	517,000
Megavolt Borrower, LLC	Senior Secured First Lien Debt	Revolver	380,000	288,800
Miller Environmental Group, Inc.	Senior Secured First Lien Debt	Delayed Draw	500,000	500,000
Miller Environmental Group, Inc.	Senior Secured First Lien Debt	Revolver	250,000	250,000
MRI Software, LLC	Senior Secured First Lien Debt	Delayed Draw	848,048	587,250
PetVet Care Centers, LLC	Senior Secured First Lien Debt	Delayed Draw	226,000	226,000
PetVet Care Centers, LLC	Senior Secured First Lien Debt	Revolver	226,000	226,000
PlayPower, Inc.	Senior Secured First Lien Debt	Revolver	148,000	148,000
Reagent Chemical and Research, LLC	Senior Secured First Lien Debt	Revolver	387,000	387,000
Rialto Management Group, LLC	Senior Secured First Lien Debt	Revolver	39,000	39,000
Saturn Sound Bidco, Ltd.	Senior Secured First Lien Debt	Delayed Draw	231,000	231,000
Serrano Parent, LLC	Senior Secured First Lien Debt	Revolver	323,000	323,000
Socket Holdings Corp.	Senior Secured First Lien Debt	Delayed Draw	498,000	498,000
Socket Holdings Corp.	Senior Secured First Lien Debt	Revolver	124,000	124,000
TEI Intermediate, LLC	Senior Secured First Lien Debt	Delayed Draw	374,000	374,000
TEI Intermediate, LLC	Senior Secured First Lien Debt	Revolver	159,000	136,553
Trystar, LLC	Senior Secured First Lien Debt	Delayed Draw	645,000	645,000
Trystar, LLC	Senior Secured First Lien Debt	Revolver	322,000	322,000
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Delayed Draw	210,974	210,974
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Revolver	127,000	127,000
Volunteer AcquisitionCo, LLC	Senior Secured First Lien Debt	Revolver	638,000	638,000
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	672,951	533,902
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Revolver	349,000	349,000
WHK Waterfront Mezz, LLC	Subordinated Debt	Delayed Draw	1,527,000	1,339,800
WHK Waterfront Urban Renewal, LLC	Senior Secured First Lien Debt	Delayed Draw	4,000,000	3,719,702
Zendesk, Inc.	Senior Secured First Lien Debt	Delayed Draw	132,778	132,778
Zendesk, Inc.	Senior Secured First Lien Debt	Revolver	55,000	55,000
			$37,897,527	$34,354,244

Notes to Schedule of Investments

1. Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% of Class A net assets per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”), and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are not interested persons (as defined in the 1940 Act) of the Adviser and its affiliates.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). Under normal market conditions, the Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

The Fund’s investment objective is to generate attractive risk-adjusted returns with consistent current income. The Fund defines ‘risk-adjusted returns’ as the generation of realized and unrealized gains on a Shareholder’s investment relative to the risk associated with the risk profile of the Fund’s investments. The Fund seeks to achieve its investment objective by investing in private credit investments in middle market companies in the United States. The investment portfolio will primarily consist of private credit investments, which include privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans, broadly syndicated corporate loans and high yield corporate bonds.

2. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Investment valuation and fair value measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board.

Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained.

Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process.

With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;
•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and
•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee also has established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations.

High Yield Corporate Bonds, Convertible Bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

For investments in Collateralized Securities, the Valuation Designee models both the assets and liabilities of each Collateralized Securities’ capital structure. The model uses a water fall engine to store the collateral data, generate cash flows from the assets, and distribute the cash flows to the liability structure based on the contractual priority of payments. The cash flows are discounted using rates that incorporate risk factors such as default risk, interest rate risk, downgrade risk, and credit spread risk, among others. In addition, the Valuation Designee considers broker quotations and/or comparable trade activity, which are considered as inputs to determining fair value when available.

If they are traded on the valuation date, equity securities that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the securities at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value and elects to value the security at fair value pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.
•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of March 31, 2025, according to the fair value hierarchy:

Franklin BSP Private Credit Fund

DESCRIPTION[1]	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Collateralized Securities
CLO Debt	$-	$-	$10,265,402	$10,265,402
Total Collateralized Securities	-	-	10,265,402	10,265,402
Senior Secured First Lien Debt
Bank Loans	-	47,032,820	78,787,762	125,820,582
Corporate Bonds	-	7,688,032	-	7,688,032
Total Senior Secured First Lien Debt	-	54,720,852	78,787,762	133,508,614
Senior Secured Second Lien Debt
Bank Loans	-	12,282,522	1,424,744	13,707,266
Total Senior Secured Second Lien Debt	-	12,282,522	1,424,744	13,707,266
Subordinated Debt
Bank Loans	-	-	548,932	548,932
Convertible Bonds	-	13,427,124	-	13,427,124
Corporate Bonds	-	2,837,221	-	2,837,221
Total Subordinated Debt	-	16,264,345	548,932	16,813,277
Equity/Other
Preferred Stock - Convertible	4,401,074	-	514,170	4,915,244
Preferred Stock	778,855	-	-	778,855
Total Equity/Other	5,179,929	-	514,170	5,694,099
Total Assets	$5,179,929	$83,267,719	$91,541,010	$179,988,658

(1)	For further security characteristics, see the Fund’s Schedule of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended March 31, 2025:

	Franklin BSP Private Credit Fund
	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt	Subordinated Debt	Equity/Other
Beginning Balance - January 1, 2025	$10,261,316	$60,059,711	$483,983	$369,513	$514,170
Acquisitions	1,261	19,266,427	500	177,554	-
Dispositions	-	(4,818,810)	-	-	-
Realized gain (loss)	-	63,408	-	-	-
Return of capital	-	(101,374)	-	-	-
Change in unrealized appreciation (depreciation)	2,825	177,004	(31,739)	1,865	-
Net transfers in/(out) of Level 3	-	4,141,396	972,000	-	-
Ending Balance - March 31, 2025	$10,265,402	$78,787,762	$1,424,744	$548,932	$514,170

As of March 31, 2025, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $2,825 for Collateralized Securities, $241,781 for Senior Secured First Lien Debt, $(6,541) for Senior Secured Second Lien Debt, and $1,865 for Subordinated Debt.

Significant unobservable inputs

The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of March 31, 2025. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
Asset Category	Fair Value	Primary Valuation Technique	Unobservable Inputs	Minimum	Maximum	Weighted Average (a)
Collateralized Securities	$1,077,500	Yield Analysis	Discount Rate	9.00%	9.00%	9.00%
Collateralized Securities	8,056,002	Yield Analysis	Discount Margin	4.00%	5.00%	4.68%
Collateralized Securities(b)	1,131,900	N/A	N/A	N/A	N/A	N/A
Senior Secured First Lien Debt	57,805,290	Yield Analysis	Market Yield	8.34%	11.30%	9.76%
Senior Secured First Lien Debt	8,081,081	Yield Analysis	Discount Margin	4.00%	8.30%	5.52%
Senior Secured First Lien Debt(b)	12,901,391	N/A	N/A	N/A	N/A	N/A
Senior Secured Second Lien Debt	1,424,744	Yield Analysis	Market Yield	14.09%	14.80%	14.57%
Subordinated Debt	384,783	Yield Analysis	Discount Rate	15.94%	15.94%	15.94%
Subordinated Debt	173,802	Yield Analysis	Discount Margin	11.90%	11.90%	11.90%
Subordinated Debt(b)	(9,653)	N/A	N/A	N/A	N/A	N/A
Equity/Other	514,170	Yield Analysis	Market Yield	11.00%	11.00%	11.00%
	$91,541,010

(a)	Weighted averages are calculated based on fair value of investments.
(b)	Investment(s) valued based on recent or pending transactions expected to close after the valuation date

There were no significant changes in valuation approach or technique as of March 31, 2025.